Pension and Postretirement Benefit Plans - Change in Benefit Obligation and Plan Assets and Amounts Recognized in Balance Sheet and AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	$ 237	$ 52
Accrued benefit cost
Current liabilities	(69)	(66)
Non-current liabilities	(3,620)	(4,018)
Funded | Qualified and Non-qualified Pension Benefits
Change in plan assets
Company contributions	964	380
Funded | Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	2,259	2,216
Service cost	52	54	$ 75
Interest cost	80	79	98
Foreign exchange rate changes	3	7
Plan amendments	(6)
Actuarial (gain) loss	127	7
Benefit payments	(105)	(104)
Benefit obligation at end of year	2,410	2,259	2,216
Change in plan assets
Fair value, beginning balance	1,356	1,367
Actual return on plan assets	143	90
Company contributions	3	3
Benefit payments	(105)	(104)
Fair value, ending balance	1,397	1,356	1,367
Funded status at end of year	(1,013)	(903)
Accrued benefit cost
Current liabilities	(4)	(4)
Non-current liabilities	(1,009)	(899)
Ending balance	(1,013)	(903)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	774	761
Prior service cost (credit)	(163)	(214)
Ending balance	611	547
Funded | United States | Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	16,202	15,856
Service cost	268	259	293
Interest cost	565	575	655
Plan amendments		5
Actuarial (gain) loss	1,263	427
Benefit payments	(936)	(919)
Settlements, curtailments, special termination benefits and other	(2)	(1)
Benefit obligation at end of year	17,360	16,202	15,856
Change in plan assets
Fair value, beginning balance	14,081	13,966
Actual return on plan assets	1,693	779
Company contributions	852	259
Benefit payments	(936)	(919)
Settlements, curtailments, special termination benefits and other	(4)	(4)
Fair value, ending balance	15,686	14,081	13,966
Funded status at end of year	(1,674)	(2,121)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	4	4
Accrued benefit cost
Current liabilities	(53)	(52)
Non-current liabilities	(1,625)	(2,073)
Ending balance	(1,674)	(2,121)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	5,921	5,704
Prior service cost (credit)	(175)	(198)
Ending balance	5,746	5,506
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	17,350	16,202
Accumulated benefit obligation	16,260	15,149
Fair value of plan assets	15,671	14,081
Total Accumulated Benefit Obligation	16,270	15,149
Funded | International Qualified and Non-qualified Pension Benefits | Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	6,625	6,322
Acquisitions/Transfers	3	(5)
Service cost	142	133	154
Interest cost	157	171	206
Participant contributions	8	8
Foreign exchange rate changes	667	(472)
Plan amendments	6	(4)
Actuarial (gain) loss	170	724
Benefit payments	(276)	(245)
Settlements, curtailments, special termination benefits and other		(7)
Benefit obligation at end of year	7,502	6,625	6,322
Change in plan assets
Fair value, beginning balance	5,617	5,669
Acquisitions	2
Actual return on plan assets	714	512
Company contributions	112	121
Participant contributions	8	8
Foreign exchange rate changes	560	(444)
Benefit payments	(276)	(245)
Settlements, curtailments, special termination benefits and other		(4)
Fair value, ending balance	6,737	5,617	$ 5,669
Funded status at end of year	(765)	(1,008)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	233	48
Accrued benefit cost
Current liabilities	(12)	(10)
Non-current liabilities	(986)	(1,046)
Ending balance	(765)	(1,008)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	1,720	1,933
Prior service cost (credit)	(40)	(56)
Ending balance	1,680	1,877
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	2,687	2,590
Accumulated benefit obligation	2,449	2,351
Fair value of plan assets	1,731	1,635
Total Accumulated Benefit Obligation	$ 6,870	$ 6,058